VARIABLE INTEREST ENTITIES ("VIE") - Summary of assets and liabilities of lessor VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Restricted cash	$ 486,426	$ 397,815
Long-term interest bearing debt - non-current portion	1,835,102	1,025,914
Total liabilities	2,980,804	2,967,983
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Restricted cash	176,428	130,063
Short-term interest bearing debt	646,513	833,664
Long-term interest bearing debt - non-current portion	1,200,774	252,691
Total liabilities	1,847,287	$ 1,086,355
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Glacier
Variable Interest Entity [Line Items]
Restricted cash	21,170
Short-term interest bearing debt	39,319
Long-term interest bearing debt - non-current portion	114,093
Total liabilities	153,412
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Kelvin
Variable Interest Entity [Line Items]
Restricted cash	71,924
Short-term interest bearing debt	182,540
Long-term interest bearing debt - non-current portion	0
Total liabilities	182,540
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Snow
Variable Interest Entity [Line Items]
Restricted cash	19,294
Short-term interest bearing debt	30,404
Long-term interest bearing debt - non-current portion	123,267
Total liabilities	153,671
ICBC Finance Leasing Co. Ltd Agreement | Variable Interest Entity, Primary Beneficiary | Golar Ice
Variable Interest Entity [Line Items]
Restricted cash	8
Short-term interest bearing debt	117,888
Long-term interest bearing debt - non-current portion	0
Total liabilities	117,888
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary | Golar Tundra
Variable Interest Entity [Line Items]
Restricted cash	0
Short-term interest bearing debt	121,741
Long-term interest bearing debt - non-current portion	0
Total liabilities	121,741
CCBFL Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Seal
Variable Interest Entity [Line Items]
Restricted cash	3,405
Short-term interest bearing debt	0
Long-term interest bearing debt - non-current portion	123,524
Total liabilities	123,524
COSCO Shipping Lessor Agreement | Variable Interest Entity, Primary Beneficiary | Golar Crystal
Variable Interest Entity [Line Items]
Restricted cash	3,186
Short-term interest bearing debt	5,741
Long-term interest bearing debt - non-current portion	90,790
Total liabilities	96,531
China State Shipbuilding Corporation, CSSC | Variable Interest Entity, Primary Beneficiary | Hilli
Variable Interest Entity [Line Items]
Restricted cash	57,441
Short-term interest bearing debt	148,880
Long-term interest bearing debt - non-current portion	749,100
Total liabilities	$ 897,980